Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	¥ 65,373	¥ 71,415	¥ 79,995
Provision (Reversal)	20,963	12,680	9,816
Allowance of purchased loans during the reporting period	47,676	6,901	2,210
Charge-offs	(63,473)	(28,372)	(24,897)
Recoveries	893	593	474
Other	(13,322)	2,156	3,817
Ending balance	58,110	65,373	71,415
Collective (pool) assessment	37,162	51,759	49,660
Individual assessment	20,948	13,614	21,755
Consumer | Real estate loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	4,092	5,716	5,922
Provision (Reversal)	(712)	(1,437)	340
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(218)	(215)	(570)
Recoveries	151	27	24
Other	(110)	1	0
Ending balance	3,203	4,092	5,716
Collective (pool) assessment	2,893	3,644	5,211
Individual assessment	310	448	505
Consumer | Real estate loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	446	455	470
Provision (Reversal)	94	(19)	(34)
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(6)	0	0
Recoveries	1	1	4
Other	46	9	15
Ending balance	581	446	455
Collective (pool) assessment	526	446	455
Individual assessment	55	0	0
Consumer | Card loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	9,022	10,019	12,984
Provision (Reversal)	101	(421)	(1,301)
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(918)	(584)	(1,669)
Recoveries	10	8	4
Other	(8,203)	0	1
Ending balance	12	9,022	10,019
Collective (pool) assessment	12	8,329	9,423
Individual assessment	0	693	596
Consumer | Other | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	7,759	5,204	8,359
Provision (Reversal)	5,313	4,672	4,948
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(3,856)	(2,124)	(8,114)
Recoveries	7	8	11
Other	(9,132)	(1)	0
Ending balance	91	7,759	5,204
Collective (pool) assessment	6	5,337	2,946
Individual assessment	85	2,422	2,258
Consumer | Other | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,889	1,105	1,275
Provision (Reversal)	3,166	1,265	300
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(2,736)	(508)	(644)
Recoveries	476	0	0
Other	265	27	174
Ending balance	3,060	1,889	1,105
Collective (pool) assessment	1,762	1,467	961
Individual assessment	1,298	422	144
Corporate | Real estate companies | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	777	617	901
Provision (Reversal)	176	131	(204)
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(4)	0	(109)
Recoveries	26	28	29
Other	0	1	0
Ending balance	975	777	617
Collective (pool) assessment	889	663	490
Individual assessment	86	114	127
Corporate | Real estate companies | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,007	735	1,539
Provision (Reversal)	430	264	(855)
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	0	(29)	(10)
Recoveries	0	0	0
Other	112	37	61
Ending balance	1,549	1,007	735
Collective (pool) assessment	1,045	1,007	735
Individual assessment	504	0	0
Corporate | Commercial, industrial and other companies loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,152	1,337	1,938
Provision (Reversal)	(44)	102	93
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(281)	(358)	(761)
Recoveries	9	71	67
Other	21	0	0
Ending balance	857	1,152	1,337
Collective (pool) assessment	722	477	505
Individual assessment	135	675	832
Corporate | Commercial, industrial and other companies loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	19,132	18,296	18,763
Provision (Reversal)	8,702	7,164	3,503
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(4,762)	(8,212)	(6,185)
Recoveries	176	329	155
Other	2,576	1,555	2,060
Ending balance	25,824	19,132	18,296
Collective (pool) assessment	16,061	16,455	13,367
Individual assessment	9,763	2,677	4,929
Corporate | Non-recourse Loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	253	81	32
Provision (Reversal)	176	173	49
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	0	0	0
Recoveries	0	0	0
Other	0	(1)	0
Ending balance	429	253	81
Collective (pool) assessment	429	253	81
Individual assessment	0	0	0
Corporate | Non-recourse Loans | The Americas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,494	2,691	3,450
Provision (Reversal)	74	(1,186)	(1,035)
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(55)	0	0
Recoveries	0	0	0
Other	205	(11)	276
Ending balance	1,718	1,494	2,691
Collective (pool) assessment	660	560	1,836
Individual assessment	1,058	934	855
Loans to Equity Method Investees
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	650	1,957	1,050
Provision (Reversal)	99	361	1,449
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	0	(1,842)	(790)
Recoveries	0	0	0
Other	129	174	248
Ending balance	878	650	1,957
Collective (pool) assessment	422	281	314
Individual assessment	456	369	1,643
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,148	1,575	1,835
Provision (Reversal)	13	(261)	(227)
Allowance of purchased loans during the reporting period	47,676	6,901	2,210
Charge-offs	(47,722)	(7,142)	(2,372)
Recoveries	2	64	114
Other	16	11	15
Ending balance	1,133	1,148	1,575
Collective (pool) assessment	548	541	608
Individual assessment	585	607	967
Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	15,719	16,303	16,522
Provision (Reversal)	3,064	1,678	1,577
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(2,635)	(2,637)	(2,802)
Recoveries	26	27	21
Other	606	348	985
Ending balance	16,780	15,719	16,303
Collective (pool) assessment	10,866	12,032	12,480
Individual assessment	5,914	3,687	3,823
Installment loans and net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	64,540	66,091	75,040
Provision (Reversal)	20,652	12,486	8,603
Allowance of purchased loans during the reporting period	47,676	6,901	2,210
Charge-offs	(63,193)	(23,651)	(24,026)
Recoveries	884	563	429
Other	(13,469)	2,150	3,835
Ending balance	57,090	64,540	66,091
Collective (pool) assessment	36,841	51,492	49,412
Individual assessment	20,249	13,048	16,679
Other financial assets measured at amortized cost
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	833	5,324	4,955
Provision (Reversal)	311	194	1,213
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(280)	(4,721)	(871)
Recoveries	9	30	45
Other	147	6	(18)
Ending balance	1,020	833	5,324
Collective (pool) assessment	321	267	248
Individual assessment	¥ 699	¥ 566	¥ 5,076